AICPA Group Variable Universal Life for Members
For Certificates effective on or before 12/31/2008
A FLEXIBLE PREMIUM GROUP VARIABLE UNIVERSAL LIFE INSURANCE CONTRACT
Issued by
The Prudential Insurance Company of America

With Variable Investment Options offered in connection with its
Prudential Variable Contract Account GI-2

Updating Summary Prospectus
May 1, 2026

This summary prospectus summarizes certain key aspects of the Group Variable Universal Life Contract offered by The Prudential Insurance Company of America. The prospectus contains more information about the features, benefits, and risks. You can find the current prospectus and other information about the Contract online at www.prudential.com/GVUL-funds. You can also obtain this information at no cost by calling 877-808-6110 or contacting your Prudential representative.
Additional information about certain investment products, including variable life insurance, has been prepared by the Securities and Exchange Commission’s (“SEC”) staff and is available at www.Investor.gov.
In compliance with U.S. law, The Prudential Insurance Company of America delivers this prospectus to Participants that currently reside outside of the United States. In addition, we may not market or offer benefits, features, or enhancements to Participants while outside of the United States.

UPDATED INFORMATION ABOUT YOUR CERTIFICATE
The information in this Updating Summary Prospectus is a summary of certain Certificate features that have changed since the prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since your Certificate was issued.
The following are changes since your prospectus dated May 1, 2025:
Fund Availability
Fund Name Changes
•On December 31, 2025, the BNY Mellon Opportunistic Small Cap Portfolio changed its name to the BNY Mellon Small Cap Portfolio.
•On May 1, 2026, the Templeton Developing Markets VIP Fund changed its name to the Templeton Emerging Markets Equity VIP Fund.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CERTIFICATE

FEES AND EXPENSES
Charges For Early Withdrawals	We do not deduct a surrender charge for early withdrawals. For more information on withdrawals, please refer to the Withdrawals subsection of the prospectus.
Transaction Charges
You may be charged for transactions. Such charges include sales charges on premiums paid under the Certificate, administrative charges (to cover local, state and federal taxes), transfer fees, and withdrawal fees. For more information on transaction charges, please refer to the FEE TABLE and CHARGES AND EXPENSES sections of the prospectus.

Ongoing Fees And Expenses
In addition to transaction charges, an investment in the Certificate is subject to certain ongoing fees and expenses, including such fees and expenses as those covering the cost of insurance under the Certificate and the cost of optional benefits available under the Certificate. Such fees and expenses are set based on either a fixed rate or the characteristics of the insured (e.g., age, gender, and rating classification). Investors should view the data pages of their Certificate for applicable rates.
Participants will also bear expenses associated with the Funds under the Certificate, as shown in the following table:

	Annual Fee	Minimum	Maximum
	Investment options (Fund fees and expenses)	0.28%	1.39%
	For more information on ongoing fees and expenses, please refer to the FEE TABLE and CHARGES AND EXPENSES sections of the prospectus, as well as APPENDIX A, which is part of the prospectus.

RISKS
Risk Of Loss	You can lose money by investing in the Certificate. For more information please refer to the SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CERTIFICATE section of the prospectus.
Not a Short-Term Investment
The Certificate is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Certificate is designed to provide benefits on a long-term basis. Consequently, you should not use the Certificate as a short-term investment or savings vehicle. Because of the long-term nature of the Certificate, you should consider whether purchasing the Certificate is consistent with the purpose for which it is being considered. For more information please refer to the SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CERTIFICATE section of the prospectus.

Risks Associated With Investment Options
An investment in the Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the Funds available under the Certificate, each of which has its own unique risks. You should review the Funds’ prospectuses before making an investment decision. Fund prospectuses are available at www.prudential.com/GVUL-funds or by calling 877-808-6110. For more information on the Funds, please refer to the SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CERTIFICATE section and the The Funds subsection of the prospectus.

Insurance Company Risks
An investment in the Certificate is subject to the risks related to Prudential. Any obligations (including under the Fixed Rate Account), guarantees, or benefits are subject to the claims-paying ability of Prudential. More information about Prudential, including its financial strength ratings, is available upon request and at www.investor.prudential.com/ratings. For more information please refer to the GENERAL DESCRIPTIONS OF THE PRUDENTIAL INSURANCE COMPANY, THE REGISTRANT, AND THE FUNDS section of the prospectus.

Contract Lapse
In general, your Certificate will remain in force as long as the balance in your Certificate Fund (less any Certificate Debt and outstanding charges) is enough to pay the monthly charges when due. If the Certificate Fund balance is not enough, Prudential will send you a notice to tell you that your insurance is going to end, how much you must pay to stop it from ending, and when you must pay. This payment must be received by the end of the grace period, or the Certificate will no longer have any value.
You may request reinstatement of a lapsed Certificate any time within three years after the end of the grace period upon the completion of certain conditions, including a premium payment that is at least enough, after deduction of any charges that apply, to pay the monthly charges going forward for two months.
For more information please refer to the LAPSE AND REINSTATEMENT section of the prospectus.

RESTRICTIONS
Investments
You may, up to 20 times each Certificate Year, transfer amounts among investment options. We will accept subsequent transfer requests only if they are in a manner acceptable to us. Generally, you may make only one transfer from the Fixed Account to each of the available Funds per Certificate Year. The transfer cannot be for more than $5,000 or 25% of the amount you have invested in the Fixed Account, whichever is greater.
Transfers may generally be made by telephone or electronically.
We reserve the right to remove or substitute Funds as investment options.
For more information on investment and transfer restrictions, please refer to the Transfers And Restrictions On Transfers subsection of the prospectus.

Optional Benefits
You may be able to obtain extra benefits, which may require additional charges. These optional insurance benefits are described as "additional insurance benefits" to the Certificate. Additional insurance benefits are generally only available at Certificate issuance, unless noted otherwise.
There are limitations of benefits on certain riders for claims due to war or service in the armed forces. We will not pay a benefit on any Accidental Death Benefit type benefit or rider if the death or injury is caused or contributed to by war or act of war, declared or undeclared, including resistance to armed aggression. This restriction includes service in the armed forces of any country at war.
Some benefits may depend on the performance of the Certificate Fund. Additional insurance benefits will no longer be available if the Certificate lapses. Some benefits are not available in conjunction with other benefits and other restrictions may apply.
Some benefits described in this prospectus may be subject to state variations or may not be available in all states. Please refer to APPENDIX B, which is part of the prospectus, for state availability and a description of all material variations to benefits and features that differ from the description contained in the prospectus.
For more information on optional benefits under the Contract, please refer to the OTHER BENEFITS AVAILABLE UNDER THE CONTRACT section of the prospectus.

TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received from your Certificate under the Group Contract. Withdrawals that exceed basis will be subject to ordinary income tax, and may be subject to additional tax or penalties. For more information on tax implications relating to Certificate investments, please refer to the TAXES section of the prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
Investment professionals receive compensation for selling the Group Contract and may have a financial incentive to offer or recommend the Contract over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (“firms”). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm. For more information on investment professional compensation, please refer to the DISTRIBUTION AND COMPENSATION section and the Commissions Paid To Broker-Dealers subsection of the prospectus.

Exchanges
Some investment professionals may have a financial incentive to offer you a policy in place of the one you already own. You should only exchange your policy if you determine after comparing the features, fees, and risks of both policies, that it is preferable to purchase the policy, rather than continue to own your existing policy. For more information on exchanges, please refer to the paragraph titled Replacing Your Life Insurance in the SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CERTIFICATE section of the prospectus.

APPENDIX A: Funds Available Under the Contract
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.prudential.com/GVUL-funds. You can also request this information at no cost by calling 877-808-6110. Fund prospectuses and other information are also available from a financial intermediary (such as an insurance sales agent or broker-dealer) through which the Contract may be purchased or sold.
The current expense and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2025
			1 year	5 year	10 year
Small-Cap Blend	^^BNY Mellon Small Cap Portfolio (formerly BNY Mellon Opportunistic Small Cap Portfolio) (Initial Shares) - BNY Mellon Investment Adviser, Inc. / Newton Investment Management North America, LLC	0.83%	10.99%	4.26%	7.83%
High Yield Bond	DWS High Income VIP (Class A) - DWS Investment Management Americas, Inc.	0.71%^	8.94%	4.25%	6.00%
Mid-Cap Growth	Janus Henderson Enterprise Portfolio (Institutional Shares) - Janus Henderson Investors US LLC	0.72%	7.67%	7.62%	12.79%
Emerging Markets	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares) - Lazard Asset Management LLC	1.38%^	41.77%	10.76%	9.35%
Global/International	Lazard Retirement International Equity Portfolio (Service Shares) - Lazard Asset Management LLC	1.10%^	33.12%	7.95%	6.82%
Large-Cap Blend	MFS® Research Series (Initial Class) - Massachusetts Financial Services Company	0.74%^	12.85%	11.15%	12.93%
Short-Term Bond	Neuberger Berman AMT Short Duration Bond Portfolio (Class I) - Neuberger Berman Investment Advisers LLC	0.93%	5.71%	2.56%	2.30%
Balanced	PSF PGIM 50/50 Balanced Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.58%	12.16%	7.20%	8.19%
Balanced	PSF PGIM Flexible Managed Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.62%	13.16%	9.06%	9.26%
Money Market	PSF PGIM Government Money Market Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income	0.32%	4.05%	3.06%	1.96%
Large-Cap Growth	PSF PGIM Jennison Blend Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.46%^	18.52%	12.33%	13.96%
Large-Cap Growth	PSF PGIM Jennison Growth Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.60%^	14.27%	10.69%	16.62%
Small-Cap Blend	PSF Small-Cap Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.38%	5.69%	6.97%	9.52%
Large-Cap Blend	PSF Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.28%	17.56%	14.09%	14.51%
Large-Cap Value	T. Rowe Price Equity Income Portfolio - T. Rowe Price Associates, Inc.	0.74%	14.36%	11.17%	10.51%
Mid-Cap Growth	T. Rowe Price Mid-Cap Growth Portfolio - T. Rowe Price Associates, Inc. / T. Rowe Price Investment Management, Inc.	0.84%^	3.55%	3.84%	9.81%
Emerging Markets	Templeton Emerging Markets Equity VIP Fund (formerly Templeton Developing Markets VIP Fund) (Class 2) - Templeton Asset Management Ltd. / Franklin Templeton Investment Management Limited	1.37%	46.27%	5.46%	10.40%
Global/International	^^^Templeton Foreign VIP Fund (Class 2) - Templeton Investment Counsel, LLC	1.08%^	29.19%	8.25%	5.75%
^ The Fund’s annual current expense reflects temporary fee reductions.
^^ Effective June 7, 2013, you may no longer make additional allocations into the BNY Mellon Small Cap Portfolio.
^^^ Effective June 10, 2022, you may no longer make additional allocations into the Templeton Foreign VIP Fund.

GLOSSARY: Definitions Of Special Terms Used In This Summary Prospectus
Certificate - A document issued to you, as a Participant under a Group Contract, setting forth or summarizing your rights and benefits.
Certificate Debt - The principal amount of any outstanding loans you borrowed under your Certificate plus any accrued interest.
Certificate Fund - The total amount credited to you under your Certificate. On any date it is equal to the sum of the amounts under that Certificate allocated to: (1) the Subaccounts, (2) the Fixed Account, and (3) the Loan Account.
Certificate Year - The year from the Certificate Date to the first Certificate Anniversary or from one Certificate Anniversary to the next.
Death Benefit - The amount payable upon the death of the Covered Person (after the deduction of any Certificate Debt or any outstanding charges).
Fixed Account - An investment option under which Prudential guarantees that interest will be added to the amount deposited at a rate we declare periodically.
Funds - Amounts you invest in a Variable Investment Option will be invested in a corresponding Fund of the same name. A Fund may also be called a "Portfolio." The shares of such Fund are purchased only by insurance company separate accounts, such as the Account, and qualified plans, and are not available on a retail basis. Each Variable Investment Option buys shares of one specific Fund.
Group Contract - A Group Variable Universal Life insurance contract that Prudential issues to the Group Contract Holder. The term Group Contract also includes a participating employer's participation in a multi-employer trust.
Group Contract Holder - The employer, association, or sponsoring organization that is issued a Group Contract. In the case of such a group that joins a multiple employer trust, that group exercises the rights accorded to a Group Contract Holder as described throughout this prospectus.
Internal Revenue Code or Code - The Internal Revenue Code of 1986, as amended from time to time and the regulations promulgated thereunder.
Loan Account - An account within Prudential's general account to which we transfer from the Account and/or the Fixed Account an amount equal to the amount of any loan.
Participant - An Eligible Group Member or "applicant owner" under a Group Contract who obtains insurance under the Group Contract and is eligible to exercise the rights described in the Certificate. The Participant will be the person entitled to exercise all rights under a Certificate, regardless of whether the Covered Person under the Certificate is the Participant or his or her spouse. We refer to Participants as "you" or “Certificate Owner” in this prospectus. If you validly assign your rights as a Participant to someone else, then that person may exercise those rights.
Subaccount - A division of the Account. Each Subaccount invests its assets in the shares of a corresponding Fund.
The Prudential Insurance Company of America - Prudential, us, we, our. The company offering the Contract.
Variable Investment Options - The investment options of the Account. When you choose a Variable Investment Option, we purchase shares of the Fund that corresponds to that option. We hold these shares in the Account.

To Learn More About:

Group Variable Universal Life
issued by
The Prudential Insurance Company of America
751 Broad Street
Newark, New Jersey 07102

We have filed with the Securities and Exchange Commission a prospectus and a statement of additional information (“SAI”) dated May 1, 2026, under the Securities Act of 1933, Registration No. 333-01031 that include additional information about the Contract, the company, and the Prudential Variable Contract Account GI-2. The prospectus and SAI are incorporated by reference into this summary prospectus. The SEC maintains a website (www.SEC.gov) that contains the Group Variable Universal Life prospectus, SAI, material incorporated by reference, and other information about us; copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: PublicInfo@SEC.gov.
You can call us at 877-808-6110 to ask us questions, request information about the Contract, and obtain copies of the prospectus, SAI, or other documents without charge. You can also view the SAI located with the prospectus at www.prudential.com/GVUL-funds, or request a copy by writing to us at the address above.

EDGAR Class/Contract Identifier: C000003364
Investment Company Act of 1940: Registration No. 811-07545